Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	$ 3,940	$ 2,867
Additions	269	1,547
Amounts used during the period	(810)	0
Pension, Reversals	(1,258)	0
OCI	(199)	(473)
Ending balance	1,942	3,940
Non current provisions beginning balance	2,200	2,390
Non current provisions additions	243	327
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	(1,200)	0
Non current provisions OCI	(129)	(517)
Non current provisions Ending balance	1,115	2,200
Current provisions beginning balance	1,740	477
Current provisions additions	26	1,219
Current provisions Amounts used during period	(810)	0
Current provisions Reversals	(57)	0
Current provisions OCI	(70)	44
Current provisions Ending balance	828	1,740
Commercial litigation, Beginning balance	500
Commercial litigation, Ending balance	500	500
Retirement Indemnities [Member]
Disclosure of other provisions [line items]
Retirement indemnities , Beginning Balance	2,200	2,390
Retirement indemnities , Additions	243	327
Retirement indemnities , amounts used during the period	0	0
Retirement Indemnities , Reversals	(1,200)	0
Retirement Indemnities , OCI	(129)	(517)
Retirement indemnities , Ending Balance	1,115	2,200
Employee Litigation and Severance [Member]
Disclosure of other provisions [line items]
Employee litigation and severance, Beginning balance	242	234
Employee litigation and severance, Additions	0	0
Employee litigation and severance, Amounts used during the period	(11)	0
Employee litigation and severance, Reversals	(39)	0
Employee litigation and severance, OCI	(12)	8
Employee litigation and severance, Ending balance	180	242
Commercial litigation [Member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	588	72
Commercial litigation, Additions	0	503
Commercial litigation, Amounts used during the period	0	0
Commercial litigation, Reversals	0	0
Commercial litigation, OCI	(35)	13
Commercial litigation, Ending balance	553	588
Provision for tax litigation [Member]
Disclosure of other provisions [line items]
Provision for tax litigation, Beginning balance	628	0
Provision for tax litigation, Additions	0	615
Provision for tax litigation, During the period	(615)	0
Provision for tax litigation, Reversals	0	0
Provision For Tax Litigation, OCI	(13)	13
Provision for tax litigation, Ending balance	0	628
Other provision for charges [Member]
Disclosure of other provisions [line items]
Other provision for charges, Beginning balance	281	171
Other provision for charges, Additions	26	102
Other provision for charges, During the period	(184)	0
Other provision for charges, Reversals	(18)	0
Other provision for charges, OCI	(10)	8
Other provision for charges, Ending balance	$ 95	$ 281